Revenue (Details) - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	£ 287,930	£ 217,613	£ 159,368
UK
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	129,513	98,571	79,938
North America
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	79,231	45,600	25,944
Europe
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	79,186	73,442	53,486
Payments and Financial Services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	152,179	123,675	91,056
TMT
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	78,888	61,095	48,534
Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	£ 56,863	£ 32,843	£ 19,778